Loans and Financing	12 Months Ended
Dec. 31, 2022
Loans And Financing
Loans and Financing

20.	Loans and Financing

								Contractual	Effective		12.31.2022	12.31.2021
				Issue	Number of	Final	Payment	financial	interest	Contract
Contracts	Company	Allocation	Guarantees	Date	installment	maturity	of charges	charges p.a.	rate p.a.	amount
FOREIGN CURRENCY
National Treasury Department (STN - Secretaria do Tesouro Nacional)
Par Bond (a)	Copel	Debt negotiation	Guarantees deposited	05.20.1998	1	04.11.2024	Half-yearly	6.0% + 0.20%	6.0% + 0.20%	17,315	-	89,058
Discount Bond (a)				05.20.1998	1	04.11.2024	Half-yearly	1% + 0.20%	1% + 0.20%	12,082	-	61,514
Total foreign currency											-	150,572
LOCAL CURRENCY
Banco do Brasil
CCB 306.401.381 (b)	Copel HOL	Working capital.	Credit assignment	07.21.2015	2	03.25.2023	Quarterly	135.00% of DI	145.46% of DI	640,005	-	641,207
CCB 265.901.903	Copel DIS			06.29.2022	2	06.24.2025	Quarterly	DI + spread 1,25%	DI + spread 2,14%	750,000	751,673	-
											751,673	641,207
Caixa Econômica Federal
Commercial paper	Copel GET	Partial amortization of the 3rd, 4th and 5th debenture issues and meeting various short-term obligations, including energy purchases, regulatory obligations and dividends.	Personal guarantee	09.10.2022	2	09.10.2025	Half-yearly	DI + spread 1,22%	DI + spread 1,31%	1,000,000	1,037,946	-
											1,037,946	-
Caixa Econômica Federal
415.855-22/14	Copel DIS	Rural Electricity Program - Luz para Todos.	Own revenue; issue of promissory notes and commercial duplicates.	03.31.2015	120	12.08.2026	Monthly	6.0%	6.0%	16,984	7,664	9,580
											7,664	9,580
Banco do Nordeste do Brasil
35202166127989	Jandaíra I	Implementation of Jandaíra Wind Complex.	Bank guarantee	05.31.2021	192	06.15.2038	Monthly	2.7086% + IPCA (1)	3.0107% + IPCA	21,687	17,969	7,312
35202164527986	Jandaíra II			05.31.2021	192	06.15.2038	Monthly	2.2161% + IPCA (1) and 2.7086% + IPCA (1)	3.0107% + IPCA	56,421	46,644	18,424
35202162927987	Jandaíra III			05.31.2021	192	06.15.2038	Monthly	2.7086% + IPCA (1)	3.0107% + IPCA	65,158	53,843	21,645
35202160027984	Jandaíra IV			05.31.2021	192	06.15.2038	Monthly	2.2161% + IPCA (1) and 2.7086% + IPCA (1)	3.0107% + IPCA	65,421	54,053	22,058
35201915725525	Potiguar B141	Implementation of Vilas Wind Complex.	Fiduciary assignment of credit rights; fiduciary assignment of rights under the O&M contract; fiduciary assignment of rights arising from the authorization; pledge of shares; fiduciary alienation of project machinery and equipment; 100% bank guarantee; fiduciary assignment of the Debt Service Reserve Accounts; fiduciary assignment of the operating reserve account (O&M); Shareholder support agreement	04.04.2019	216	04.15.2039	Monthly	IPCA + 2.3323%	IPCA + 2.3323%	92,138	89,685	94,781
35201922425522	Potiguar B142			04.04.2019	216	04.15.2039	Monthly	IPCA + 2.3323%	IPCA + 2.3323%	92,213	89,709	94,809
35201926525533	Potiguar B143			04.11.2019	216	04.15.2039	Monthly	IPCA + 2.3323%	IPCA + 2.3323%	92,138	89,376	94,453
35201910625534	Ventos de Vila Paraíba IV			04.18.2019	216	05.15.2039	Monthly	IPCA + 2.3323%	IPCA + 2.3323%	92,138	91,004	96,237
352020148727169	Potiguar B61			08.11.2020	216	08.15.2040	Monthly	IPCA + 1.4865%	IPCA + 1.4865%	163,886	186,552	176,324
											718,835	626,043
Banco do Brasil - BNDES Transfer
21/02000-0	Copel GeT	Implementation of Mauá HPP.	Revenue from energy sales from the plant.	04.16.2009	179	01.15.2028	Monthly	2.13% above TJLP	2.13% above TJLP	169,500	60,720	72,109
											60,720	72,109
(a)	On March 10, 2022, the debt was redeemed in advance, net of the collateral and escrow deposits.
(b)	Debt renegotiated in March 2021, with changes in the amortization dates and the amount of financial charges.
(c)	Commercial paper, single series, for public distribution with restricted efforts. Guarantor: Copel. Trustee: Pentágono S.A. DTVM.
(1)	IPCA used in the calculation of interest and not in the update of the principal.

(continued)

								Contractual	Effective		12.31.2022	12.31.2021
				Issue	Number of	Final	Payment	financial	interest	Contract
Contracts	Company	Allocation	Guarantees	Date	installment	maturity	of charges	charges p.a.	rate p.a.	amount
BNDES
820989.1	Copel GeT	Implementation of Mauá HPP.	Revenue from energy sales from the plant.	03.17.2009	179	01.15.2028	Monthly	1.63% above TJLP	1.63% above TJLP	169,500	60,719	72,109
1120952.1		Implementation of transmission line between Foz do Iguaçu and Cascavel Oeste substations.	Assignment of receivables; revenue from energy transmission services.	12.16.2011	168	04.15.2026	Monthly	1.82% and 1.42% above TJLP	1.82% and 1.42% above TJLP	44,723	11,186	14,431
1220768.1		Implementation of Cavernoso II SHP.	Revenue from energy sales from the plant.	09.28.2012	192	07.15.2029	Monthly	1.36% above TJLP	1.36% above TJLP	73,122	32,012	36,593
13211061		Implementation of Colíder HPP.	Assignment of receivables	12.04.2013	192	10.15.2031	Monthly	0% and 1.49% above TJLP	6.43% and 7.68%	1,041,155	615,968	680,413
13210331		Implementation of Cerquilho III substation.		12.03.2013	168	08.15.2028	Monthly	1.49% and 1.89% above TJLP	1.49% and 1.89% above TJLP	17,644	7,502	8,758
15206041		Implementation of transmission line Assis - Paraguaçu Paulista II.		12.28.2015	168	06.15.2030	Monthly	2.42% above TJLP	9.04%	34,265	16,139	18,151
15205921		Implementation of transmission lines Londrina - Figueira and Salto Osório - Foz do Chopim.		12.28.2015	168	12.15.2029	Monthly	2.32% above TJLP	8.93%	21,584	9,542	10,822
18205101		Implementation of Baixo Iguaçu HPP.		11.22.2018	192	06.15.2035	Monthly	1.94% above TJLP	8.50%	194,000	159,948	171,447
19207901- A+B+E+F+G+H		Implementation of transmission facilities for the line: substation Medianeira; substation Curitiba Centro and Curitiba Uberaba and substation Andirá Leste.		06.03.2020	279	12.15.2043	Monthly	IPCA + 4.8165%	IPCA + 4.8570%	206,882	200,932	185,532
19207901- C+D+I+J		Implementation of transmission facilities for the line: transmission line Curitiba Leste - Blumenal and Baixo Iguaçu - Realeza.		06.03.2020	267	12.15.2043	Monthly	IPCA + 4.8165%	IPCA + 4.8570%	225,230	188,869	162,773
14205611-C	Copel DIS	Preservation of business, improvements, operating support and general investments in the expansion and consolidation of projects and social investment programs of companies (ISE).	Surety of Copel; assignment of revenues and indemnity rights under the concession.	12.15.2014	113	06.15.2024	Monthly	6.0%	6.0%	78,921	11,757	19,595
14.2.1271.1	Santa Maria	Construction and implementation of wind generating plants.	Surety of Copel; pledge of shares; assignment of receivables and revenues.	06.01.2015	192	08.15.2031	Monthly	1.66% above TJLP	8.26%	71,676	34,125	37,771
14.2.1272.1	Santa Helena			06.01.2015	192	08.15.2031	Monthly	1.66% above TJLP	8.26%	82,973	37,027	40,983
11211521	GE Farol		Pledge of shares; assignment of receivables from energy sales from the project; assignment of machinery and equipment.	03.19.2012	192	06.15.2030	Monthly	2.34% above TJLP	2.34% above TJLP	54,100	29,888	33,570
11211531	GE Boa Vista			03.19.2012	192	06.15.2030	Monthly	2.34% above TJLP	2.34% above TJLP	40,050	22,096	24,818
11211541	GE S.B. do Norte			03.19.2012	192	06.15.2030	Monthly	2.34% above TJLP	2.34% above TJLP	90,900	50,112	56,287
11211551	GE Olho D'Água			03.19.2012	192	06.15.2030	Monthly	2.34% above TJLP	2.34% above TJLP	97,000	53,519	60,113
18204611	Cutia		Pledge of shares; assignment of receivables.	10.10.2018	192	07.15.2035	Monthly	2.04% above TJLP	8.37%	619,405	543,337	563,569
13212221 - A	Costa Oeste	Implementation of transmission line between Cascavel Oeste and Umuarama Sul substations and implementation of Umuarama Sul substation.	Assignment of receivables; 100% of pledged shares.	12.03.2013	168	11.30.2028	Monthly	1.95% + TJLP	1.95% + TJLP	27,634	12,842	14,898
13212221 - B				12.03.2013	106	09.30.2023	Monthly	3.5%	3.5%	9,086	598	1,396
14205851 - A	Marumbi	Implementation of transmission line between Curitiba and Curitiba Leste and implementation of Curitiba Leste substation.		07.08.2014	168	06.30.2029	Monthly	2.00% + TJLP	2.00% + TJLP	33,460	16,981	19,444
14205851 - B				07.08.2014	106	04.30.2024	Monthly	6.0%	6.0%	21,577	3,020	5,285
											2,118,119	2,238,758

Total local currency											4,694,957	3,587,697
										Gross debt	4,694,957	3,738,269
										(-) Transaction cost	(44,594)	(59,825)
										Net debt	4,650,363	3,678,444
										Current	278,838	579,770
										Noncurrent	4,371,525	3,098,674

DI - Interbank Deposit Rate

IPCA - Inflation Index

TJLP - Long term interest rate

20.1	Breakdown of loans and financing by currency and index

		12.31.2022%		12.31.2021%
Foreign currency	change in currencies in the period (%)
U.S. Dollar	(6.50)	-	-	150,572	4.09
		-	-	150,572	4.09
Local currency	indexes at period end (%)
TJLP	7.20	1,755,556	37.75	1,916,561	52.11
CDI	13.65	1,772,718	38.12	639,555	17.39
TR	0.21	-	-	-	-
IPCA	5.79	1,099,050	23.63	935,900	25.44
Without indexer (annual fixed rate)	-	23,039	0.50	35,856	0.97
		4,650,363	100.00	3,527,872	95.91
		4,650,363	100.00	3,678,444	100.00
20.2	Maturity of noncurrent installments

12.31.2022	Gross debt	(-) Transaction cost	Net debt
2024	608,001	(8,902)	599,099
2025	1,604,933	(5,666)	1,599,267
2026	230,905	(2,171)	228,734
2027	232,594	(2,172)	230,422
2028	215,888	(2,182)	213,706
After 2028	1,514,960	(14,663)	1,500,297
	4,407,281	(35,756)	4,371,525
20.3	Changes in loans and financing

	Foreign currency	Local currency	Total
Balance as of January 1, 2020	108,983	3,033,400	3,142,383
Funding	-	263,000	263,000
Charges	6,928	176,337	183,265
Monetary and exchange variations	31,189	5,869	37,058
Amortization - principal	-	(253,700)	(253,700)
Payment - charges	(6,763)	(176,712)	(183,475)
Balance as of December 31, 2020	140,337	3,048,194	3,188,531
Effect of acquisition of control of Vilas Complex	-	514,272	514,272
Funding	-	134,313	134,313
(-) Transaction costs	-	(1,647)	(1,647)
Charges	6,218	191,398	197,616
Monetary and exchange variations	10,266	31,091	41,357
Amortization - principal	-	(202,577)	(202,577)
Payment - charges	(6,249)	(187,172)	(193,421)
Balance as of December 31, 2021	150,572	3,527,872	3,678,444
Effect of acquisition of control of Vilas Complex (Note 1.1.1)	-	25,398	25,398
Funding	-	1,891,954	1,891,954
(-) Transaction costs	-	(19,781)	(19,781)
Charges	953	390,569	391,522
Monetary and exchange variations	(14,378)	34,978	20,600
Amortization - principal	(134,894)	(865,425)	(1,000,319)
Payment - charges	(2,253)	(335,202)	(337,455)
Balance as of December 31, 2022	-	4,650,363	4,650,363

20.4	Covenants

Loans and financing agreements contain clauses that require economic and financial ratios to be maintained within pre-determined parameters, requiring annual fulfillment and other conditions to be complied with, such as not changing the Company's interest in the capital stock of subsidiaries that would represent change of control without prior consent. The non-compliance with the contracted conditions may result in fines or in the declaration of the early maturity of debts.

As of December 31, 2022, all ratios and covenants have been fully met. The subsidiary Cutia Empreendimentos Eólicos S.A. calculated Debt Service Coverage Ratio - ICSD of 1.15 and, therefore, needed to supplement the Reserve Account with at least R$5,736. The deposit was made on March 13, 2023, before the contractually defined deadline.

The Company expects that all financial indicators, measured annually, will be met in 2023.

The financial covenants contained in the agreements are presented below:

Company	Contractual Instrument	Annual financial ratios	Limit
Copel GeT	BNDES Finem No. 820989.1 - Mauá	EBITDA / Net financial results	≥ 1.3
Banco do Brasil No. 21/02000-0 - Mauá
	Commercial paper	Debt service coverage ratio Consolidated net debt / Consolidated ebitda	≥ 1.5 ≤ 3.5
Copel DIS	BNDES Finem No. 14205611	Financial indebtedness / EBITDA	≤ 4.0
Santa Maria	BNDES Finem No. 14212711	Debt service coverage ratio	≥ 1.3
Santa Helena	BNDES Finem No. 14212721
São Bento Energia, Investimento e Participações	BNDES Assignment Agreement	Debt service coverage ratio	≥ 1.3
GE Boa Vista S.A.	BNDES Finem No. 11211531
GE Farol S.A.	BNDES Finem No. 11211521
GE Olho D´Água S.A.	BNDES Finem No. 11211551
GE São Bento do Norte S.A.	BNDES Finem No. 11211541
Cutia	BNDES Finem No. 18204611	Debt service coverage ratio (a)	≥ 1.2
Costa Oeste	BNDES Finem No. 13212221	Debt service coverage ratio	≥ 1.3
Marumbi	BNDES Finem No. 14205851	Debt service coverage ratio	≥ 1.3

Financing for businesses - Finem

(a)	financial ratio calculated based on the amounts of the consolidated financial statements of Cutia Empreendimentos Eólicos S.A. The contract establishes that, should the index be in the range between 1.10 and 1.20, the value of the funds invested in the Reserve Account must be complemented so that the total reaches the index of 1.20, within 2 days of the release of the financial statements.